Employees - Summary of Average Employee Numbers (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of average number of employees [Line Items]
Average employee numbers	83,000	82,000	85,000
Average employee numbers seconded to joint ventures and associates	3,000	3,000	3,000
Integrated Gas
Disclosure of average number of employees [Line Items]
Average employee numbers	10,000	9,000	8,000
Upstream
Disclosure of average number of employees [Line Items]
Average employee numbers	14,000	14,000	16,000
Downstream
Disclosure of average number of employees [Line Items]
Average employee numbers	36,000	39,000	42,000
Corporate
Disclosure of average number of employees [Line Items]
Average employee numbers	23,000	20,000	19,000